FVM - Valuation adjustments: Valuation adjustments on financial instruments (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Entity [Table]
Credit valuation adjustments	$ (44)	$ (66)
Funding valuation adjustments	(49)	(73)
Debit valuation adjustments	2	0
Other valuation adjustments	(913)	(820)
of which: liquidity	(341)	(340)
of which: model uncertainty	(571)	(479)
UBS AG
Entity [Table]
Credit valuation adjustments	(44)	(66)
Funding valuation adjustments	(49)	(73)
Debit valuation adjustments	2	0
Other valuation adjustments	(913)	(820)
of which: liquidity	(341)	(340)
of which: model uncertainty	$ (571)	$ (479)